Document And Entity Information	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Entity Registrant Name	PDL BIOPHARMA, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000882104
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false